INVESTMENT AND OTHER INCOME (LOSS) - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investment And Other Loss Income [Abstract]
(Loss) gain from investment in silver futures derivatives	$ (376)	$ 532
Loss from investment in marketable securities	(3,865)	(2,054)
Loss on write-down of plant and equipment	0	(2,501)
Interest income and other	2,353	1,075
Investment and other (loss) income	$ (1,888)	$ (2,948)